Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 622,112,121	Taxes	Peru	National Superintendence of Customs and Tax Administration	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 2
	100,858,092	Royalties	Peru	National Superintendence of Customs and Tax Administration	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 3
	3,215,053	Taxes	Peru	Agency of Environmental Evaluation and Auditing	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 4
	5,511,752	Taxes	Peru	Supervisory Agency of Investment in Energy and Mining	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 5
	4,062,361	Fees	Peru	Ministry of Environment	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 6
	110,053	Fees	Peru	Ministry of Transport and Communications	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 7
	1,135,429	Comm. Social Resp.	Peru	Social responsibility agreements with Regional and Local Governments	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 8
	36,872,038	Fees	Peru	Ministry of Energy and Mines	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 9
	766,876	Taxes	Peru	Local government	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 10
	902,886,902	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 11
	6,242,381	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 12
	1,221,772	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 13
	11,870,990	Royalties	Mexico	Mexican Geological Service - Government Agency	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 14
	15,430,567	Comm. Social Resp.	Mexico	Donations and contributions to local communities	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 15
	8,858,868	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 16
	907,486	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 17
	5,125,448	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 18
	1,259,049	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 19
	2,960,064	Comm. Social Resp.	Mexico	Donations and contributions to local communities	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 20
	1,590	Taxes	Ecuador	Central government/Ecuador	Ecuador		scco:OtherCorporateMinorSegmentsMember
#: 21
	10,019	Fees	Ecuador	Central government/Ecuador	Ecuador		scco:OtherCorporateMinorSegmentsMember
#: 22
	573,351	Fees	Chile	Central government/Chile	Chile		scco:OtherCorporateMinorSegmentsMember
#: 23
	$ 28,848	Fees	Argentina	Central government/Argentina	Argentina		scco:OtherCorporateMinorSegmentsMember